Operating lease and other commitments (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Operating lease and other commitments
Operating lease liability	$ 11,082	$ 172,942
Future payment amount	$ 11,082	$ 175,910
Average remaining years	29 days
Discount rate	5.00%